UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Mid-Cap Growth Fund	September 30, 2017

T. Rowe Price Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 93.6%		
CONSUMER DISCRETIONARY 13.0%		
Automobiles 0.4%		
Ferrari	1,000,000	110,480
		110,480
Diversified Consumer Services 0.5%		
ServiceMaster Global Holdings (1)	2,892,902	135,185
		135,185
Hotels, Restaurants & Leisure 5.2%		
Aramark	4,496,661	182,610
Marriott, Class A	3,250,000	358,345
MGM Resorts International	7,200,000	234,648
Norwegian Cruise Line Holdings (1)	8,500,000	459,425
Royal Caribbean Cruises	1,000,000	118,540
Vail Resorts	750,000	171,090
		1,524,658
Internet & Direct Marketing Retail 0.2%		
TripAdvisor (1)	1,500,000	60,795
		60,795
Multiline Retail 1.5%		
Dollar General	5,500,000	445,775
		445,775
Specialty Retail 3.4%		
AutoZone (1)	150,000	89,267
Burlington Stores (1)	1,500,000	143,190
CarMax (1)	3,250,000	246,382
L Brands	2,500,000	104,025
Michaels (1)	7,500,000	161,025
O'Reilly Automotive (1)	1,100,000	236,907
		980,796

Textiles, Apparel & Luxury Goods 1.8%		
Coach	10,500,000	422,940
PVH	900,000	113,454
		536,394
Total Consumer Discretionary		3,794,083
CONSUMER STAPLES 2.1%		
Food & Staples Retailing 1.0%		
Casey's General Stores	1,500,000	164,175
Sprouts Farmers Market (1)(2)	6,000,000	112,620
		276,795
Food Products 1.1%		
Conagra Brands	3,250,000	109,655
TreeHouse Foods (1)(2)	3,300,000	223,509
		333,164
Total Consumer Staples		609,959
ENERGY 1.1%		
Oil, Gas & Consumable Fuels 1.1%		
ARC Resources (CAD)	4,000,000	55,107
Centennial Resource Development Acquisition Date: 12/28/16 – 6/8/17, Cost $14,500 (1)(3)	1,000,000	17,072
Centennial Resource Development, Class A (1)	3,700,000	66,489
Concho Resources (1)	1,500,000	197,580
Total Energy		336,248
FINANCIALS 9.6%		
Banks 0.8%		
Fifth Third Bancorp	5,000,000	139,900
Webster Financial	1,550,000	81,453
		221,353

Capital Markets 3.8%		
CBOE Holdings	4,250,000	457,427
FactSet Research Systems	300,000	54,033
MSCI	1,300,000	151,970
Oaktree Capital, Partnership	1,000,000	47,050
TD Ameritrade Holding	8,250,000	402,600
		1,113,080
Consumer Finance 0.4%		
SLM Corporation (1)	9,000,000	103,230
		103,230
Insurance 4.6%		
FNF	11,000,000	522,060
Progressive	7,750,000	375,255
Willis Towers Watson	3,000,000	462,690
		1,360,005
Total Financials		2,797,668
HEALTH CARE 18.1%		
Biotechnology 3.0%		
Alkermes (1)	5,500,000	279,620
Alnylam Pharmaceuticals (1)	1,621,744	190,539
Bioverativ (1)	700,000	39,949
Incyte (1)	1,050,000	122,577
Kite Pharma (1)	445,901	80,177
TESARO (1)	350,000	45,185
Vertex Pharmaceuticals (1)	775,000	117,831
		875,878
Health Care Equipment & Supplies 6.8%		
Cooper Companies	1,850,000	438,653
Dentsply Sirona	2,750,000	164,478
Hologic (1)	11,500,000	421,935

IDEXX Laboratories (1)	350,000	54,422
Intuitive Surgical (1)	110,000	115,047
Teleflex (2)	2,750,000	665,417
West Pharmaceutical Services	1,500,000	144,390
		2,004,342
Health Care Providers & Services 2.8%		
Acadia Healthcare (1)	2,750,000	131,340
Envision Healthcare (1)(2)	6,750,000	303,413
Henry Schein (1)	2,500,000	204,975
MEDNAX (1)(2)	4,207,680	181,435
		821,163
Health Care Technology 0.4%		
athenahealth (1)	400,000	49,744
Veeva Systems, Class A (1)	1,000,000	56,410
		106,154
Life Sciences Tools & Services 3.6%		
Agilent Technologies	7,000,000	449,400
Bruker (2)	9,400,000	279,650
Illumina (1)	800,000	159,360
Quintiles IMS Holdings (1)	1,775,729	168,818
		1,057,228
Pharmaceuticals 1.5%		
Catalent (1)(2)	6,000,000	239,520
Zoetis	3,000,000	191,280
		430,800
Total Health Care		5,295,565
INDUSTRIALS & BUSINESS SERVICES 22.1%		
Aerospace & Defense 5.9%		
BWX Technologies	1,450,000	81,229
DigitalGlobe (1)(2)	4,500,000	158,625

Harris	3,000,000	395,040
MacDonald Dettwiler & Associates (CAD) (2)	2,000,000	113,772
Rockwell Collins	2,492,700	325,821
Textron	11,850,000	638,478
		1,712,965
Airlines 0.5%		
United Continental (1)	2,500,000	152,200
		152,200
Building Products 0.9%		
Allegion	3,000,000	259,410
		259,410
Commercial Services & Supplies 1.8%		
KAR Auction Services	4,000,000	190,960
Waste Connections	5,000,000	349,800
		540,760
Electrical Equipment 2.0%		
Acuity Brands	700,000	119,896
Sensata Technologies Holding (1)(2)	9,400,000	451,858
		571,754
Industrial Conglomerates 1.7%		
Roper Technologies	2,000,000	486,800
		486,800
Machinery 4.5%		
Colfax (1)	2,250,000	93,690
Fortive	3,750,000	265,462
Gardner Denver Holdings (1)	2,500,000	68,800
IDEX (2)	3,925,000	476,770
Middleby (1)	600,000	76,902
WABCO Holdings (1)	750,000	111,000

Xylem	3,750,000	234,863
		1,327,487
Professional Services 3.0%		
Equifax	1,750,000	185,483
IHS Markit (1)	5,182,838	228,459
TransUnion (1)	4,150,000	196,129
Verisk Analytics (1)	3,100,000	257,889
		867,960
Road & Rail 1.1%		
J.B. Hunt Transport Services	1,250,000	138,850
Kansas City Southern	1,750,000	190,190
		329,040
Trading Companies & Distribution 0.7%		
HD Supply Holdings (1)	5,800,000	209,206
		209,206
Total Industrials & Business Services		6,457,582
INFORMATION TECHNOLOGY 21.9%		
Electronic Equipment, Instruments & Components 1.9%		
Coherent (1)	260,000	61,144
Keysight Technologies (1)(2)	10,000,000	416,600
National Instruments	1,848,100	77,935
		555,679
Internet Software & Services 2.5%		
CoStar Group (1)	500,000	134,125
Dropbox, Class B, Acquisition Date: 5/1/12 Cost $3,992 (1)(3)(4)	441,181	4,147
IAC/InterActive Corp (1)	2,000,000	235,160
Match, Class A (1)	2,500,000	57,975
VeriSign (1)	2,500,000	265,975
Zillow, Class A (1)	500,000	20,075

Zillow, Class C (1)	500,000	20,105
		737,562
IT Services 7.2%		
Black Knight Financial Services, Class A (1)	750,000	32,288
CoreLogic (1)(2)	5,078,038	234,707
CSRA	6,000,000	193,620
Fidelity National Information	1,750,000	163,432
Fiserv (1)	4,000,000	515,840
FleetCor Technologies (1)	1,000,000	154,770
Gartner (1)	1,000,000	124,410
Global Payments	3,250,000	308,847
Sabre	1,393,434	25,221
Vantiv, Class A (1)	5,000,000	352,350
		2,105,485
Semiconductors & Semiconductor Equipment 4.4%		
KLA-Tencor	1,495,000	158,470
Marvell Technology Group	9,500,000	170,050
Microchip Technology	6,000,000	538,680
Microsemi (1)	1,750,000	90,090
Xilinx	4,706,890	333,389
		1,290,679
Software 5.9%		
Atlassian, Class A (1)(2)	3,500,000	123,025
CDK Global	2,300,000	145,107
Electronic Arts (1)	1,900,000	224,314
Guidewire Software (1)	1,200,000	93,432
Red Hat (1)	3,250,000	360,295
ServiceNow (1)	500,000	58,765
Splunk (1)	2,200,000	146,146
SS&C Technologies Holdings	4,000,000	160,600
Symantec	2,500,000	82,025
Tableau Software, Class A (1)	1,798,481	134,688

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2017. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Affiliate	Net Realized Gain (Loss)	Change in Net Unrealized Gain/Loss	Investment Income
Atlassian, Class A	$ 10,881	$ (26,300)	$ —
Bruker	—	80,558	1,128
Catalent	919	(26,339)	—
CoreLogic	1,517	46,471	—
DigitalGlobe	(3,504)	38,789	—
Envision Healthcare	278	(110,219)	—
IDEX	13,376	117,422	4,536
Keysight Technologies	2,917	102,696	—
MacDonald Dettwiler & Associates	147	(15,028)	—
Match, Class A	2,284	(11,081)	—
MEDNAX	(20,790)	(63,694)	—
Sensata Technologies Holding	1,745	76,387	—
Sprouts Farmers Market	(23,230)	—	—
Teleflex	5,870	216,382	2,805
TreeHouse Foods	2,176	(10,553)	—
Valvoline	507	18,098	1,058
T. Rowe Price Short-Term Fund	—	—	—++
T. Rowe Price Treasury Reserve Fund	—	—	9,567
Totals	$ (4,907)#	$ 433,589	$ 19,094+

Supplementary Investment Schedule

Affiliate	Value 12/31/16	Purchase Cost	Sales Cost	Value 9/30/17
Atlassian, Class A	$ 102,340	$ 2,176	$ 18,210	$ *
Bruker	199,092	—	—	279,650
Catalent	175,240	3,533	16,945	*
CoreLogic	184,150	6,317	2,230	234,707
DigitalGlobe	162,216	2,195	44,575	158,625
Envision Healthcare	*	244,070	4,486	303,413
IDEX	378,252	7,400	26,304	476,770
Keysight Technologies	*	87,368	3,483	416,600
MacDonald Dettwiler & Associates	—	99,815	1,071	113,772
Match, Class A	46,808	4,757	7,306	*
MEDNAX	333,300	20,448	70,523	*
Sensata Technologies Holding	*	107,870	5,049	451,858
Sprouts Farmers Market	*	19,960	66,425	*
Teleflex	443,162	9,863	3,991	665,417
TreeHouse Foods	*	86,318	1,381	223,509
Valvoline	*	72,514	2,712	257,950
T. Rowe Price Short-Term Fund	—	¤	¤	—
T. Rowe Price Treasury Reserve Fund	957,841	¤	¤	1,780,325
				$ 5,362,596^

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2017, totaled $56,370,000 for the period ended September 30, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2017, there were no securities on loan.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2017